ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of accounts receivable

	2012	2012	2011
	US$	RMB	RMB
		( In thousands)
Accounts receivable-trade	130,750	821,826	716,912
Less: Allowance for doubtful accounts	(6,142)	(38,602)	(21,404)
Accounts receivable-net	124,608	783,224	695,508

Movement of allowance for doubtful accounts
Beginning at January 1	(3,397)	(21,404)	(15,842)
Reversal (provided) during the year	(2,745)	(17,198)	(6,244)
Less: Written off during the year	-	-	682
	(6,142)	(38,602)	(21,404)